As filed with the Securities and Exchange Commission on December 4, 2008.
Registration Nos.

33-88460
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐

Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 227	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Brandon J. Cage	Jeffrey S. Puretz, Esq
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☑ on December 15, 2008 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Portfolios and Pacific Portfolios for Chase Variable Annuity individual flexible premium variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A
Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; FEE TABLE; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers and Market–timing Restrictions; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawals

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; ANNUITIZATION — Choosing Your Annuity Option, — Your Annuity Payments; DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits; OTHER OPTIONAL RIDERS; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	ANNUITIZATION

9.	Death Benefit	DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX ISSUES

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
(Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0000892569-08-000618, filed on April 21, 2008, supplemented September 11, 2008, Accession No. 0000892569-08-001266, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0000892569-08-000618, filed on April 21, 2008, supplemented September 11, 2008, Accession No. 0000892569-08-001266, and incorporated by reference herein.)

Supplement dated December 15, 2008 to the Prospectus dated May 1, 2008 for the
Pacific Portfolios variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2008, as supplemented. The changes in this supplement are effective February 1, 2009, unless otherwise noted below.

Effective January 1, 2009, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income Plus (Single)	0.95%
Flexible Lifetime Income Plus (Joint)	1.10%
Automatic Income Builder	0.95%
Foundation 10	1.35%
Guaranteed Protection Advantage 3 (GPA 3)	0.55%
Guaranteed Protection Advantage 5 (GPA 5)	0.55%

Effective January 1, 2009, all references in the Prospectus to the Annual Credit for the Flexible Lifetime Income Plus Rider (Single) or the Flexible Lifetime Income Plus Rider (Joint) will be changed based on the following:

If your Rider Effective Date is on or after January 1, 2009, the Annual Credit is 5%. If your Rider Effective Date is before January 1, 2009, the Annual Credit will not change and will remain at 7%.

Effective January 1, 2009, all references in the Prospectus to the Withdrawal Percentage for the Automatic Income Builder Rider will be changed based on the following:

If your Rider Effective Date is on or after January 1, 2009, the following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	4.0%
59 1/2 - 69	4.0%
70 - 84	5.0%
85 and older	6.0%

If your Rider Effective Date is before January 1, 2009, the Withdrawal Percentages will not change. The following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 - 69	5.0%
70 - 84	6.0%
85 and older	7.0%

The AN OVERVIEW OF PACIFIC PORTFOLIOS section is amended as follows:

The first paragraph of the Transferring among Investment Options subsection is replaced with the following:

You can transfer among Investment Options any time, subject to certain limitations, until your Annuity Date without paying any current income tax. Transfers are limited to 25 for each calendar year. Only 2 transfers per month may involve the AIM V.I. PowerShares ETF Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, or Van Kampen Global Tactical Asset Allocation Investment Options. In addition, only 2 transfers into or out of the American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income Investment Options may occur in any calendar month. If you have used all 25 transfers in a calendar year, you may make one additional transfer of all or a portion of your Variable Account Value to the Money Market Investment Option before the start of the next calendar year. You can also make systematic transfers by enrolling in our dollar cost averaging, portfolio rebalancing or earnings sweep programs. Transfers made under these systematic transfer programs or under an asset allocation program established and maintained by us are excluded from the limitation. Some restrictions may apply to transfers to or from any fixed option.

The Total Annual Fund Operating Expenses subsection is replaced with the following:

This table shows the minimum and maximum total annual operating expenses paid by the Portfolios that you indirectly pay during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing and/or distribution (12b-1) fees, and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2007, adjusted to reflect anticipated changes in fees and expenses, or for new portfolios, based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. These fees and expenses are described in more detail in each Fund Prospectus.

	Minimum	Maximum

Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.27%	2.37%
Range of total annual portfolios operating expenses after any waivers or expense reimbursements	0.27%	1.54%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Portfolios of their respective Funds which may reduce the Portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row above includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect at least through April 30, 2009. There can be no assurance that expense waivers or reimbursements will be extended beyond their current terms, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding annual operating expenses of that Fund.

You will find more information about the underlying Funds in each underlying Fund prospectus.

The Examples subsection is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2007. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are the SDBR, EEG, Flexible Lifetime Income Plus (Joint), GPA 3 and GIA 5 Riders. The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2007. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,401	$2,863	$4,153	$7,784
Minimum†	$809	$1,093	$1,220	$2,058

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,401	$2,323	$3,883	$7,784
Minimum†	$809	$553	$950	$2,058

•	If you did not surrender, nor annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$771	$2,323	$3,883	$7,784
Minimum†	$179	$553	$950	$2,058

†	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Prospectus, and see each Fund prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

The YOUR INVESTMENT OPTIONS section is amended as follows:

The Your Variable Investment Options subsection is amended to include the following:

		THE PORTFOLIO’S	PORTFOLIO
PACIFIC SELECT FUND	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
American Funds Asset Allocation	High total return. (Preservation of capital over the long-term is of secondary importance.)	A master fund that invests in equity and fixed income securities of both U.S. and non-U.S. companies and in money market instruments.	Capital Research and Management Company (adviser to the Master Asset Allocation Fund)

AIM VARIABLE		THE PORTFOLIO’S	PORTFOLIO
INSURANCE FUNDS	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
AIM V.I. PowerShares ETF Allocation Fund Series II	Provide total return consistent with a moderate level of risk relative to the broad stock market.	Principally invests in exchange traded funds (ETFs) with the expectation to invest, normally, at least 80% of its assets in portfolios of underlying PowerShares ETFs. The fund’s target allocation is to invest approximately 40% to 70% in underlying funds that invest primarily in equity securities and 30% to 60% in underlying funds that invest primarily in fixed income securities.	Invesco Aim Advisors, Inc.

GE INVESTMENTS		THE PORTFOLIO’S	PORTFOLIO
FUNDS, INC.	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
GE Investments Total Return Fund Class 4	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	Invests primarily in a combination of U.S. and non-U.S. equity securities and investment-grade debt securities.	GE Asset Management Inc.

VAN KAMPEN LIFE		THE PORTFOLIO’S	PORTFOLIO
INVESTMENT TRUST	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Van Kampen Global Tactical Asset Allocation Portfolio Class II*	Seek capital appreciation over time.	Invests primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.	Van Kampen Asset Management

*	For more complete information on the Van Kampen Global Tactical Asset Allocation Portfolio, Class II, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolio. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolio is not complete and may be changed. A registration statement for the shares of the portfolio was filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell shares of the portfolio.

The portfolio manager of the Diversified Bond portfolio is changed to the following:

		THE PORTFOLIO’S	PORTFOLIO
PACIFIC SELECT FUND	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of varying qualities and terms to maturity of both U.S. and non-U.S. companies and derivatives relating to such securities or related indexes.	Western Asset Management Company

The Investment Advisers subsection is amended to include the following:

Invesco Aim Advisors, Inc. is the investment adviser for the AIM Variable Insurance Funds and has retained other affiliated sub-advisers to manage the portfolio.

GE Asset Management Inc. is the investment adviser for the GE Investments Funds, Inc.

Van Kampen Asset Management is the investment adviser for the Van Kampen Life Investment Trust.

The HOW YOUR INVESTMENTS ARE ALLOCATED section is amended as follows:

Group D of the Custom Model subsection is amended to include the following Investment Options:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

The first paragraph of the Transfers and Market-timing Restrictions—Transfers subsection is replaced with the following:

Transfers are allowed 30 days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. Once your Investments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option, except the DCA Plus Fixed Option. Transfers are limited to 25 for each calendar year. Only 2 transfers in any calendar month may involve any of the following Investment Options: AIM V.I. PowerShares ETF Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, or Van Kampen Global Tactical Asset Allocation. In addition, only 2 transfers into or out of the American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income Investment Options may occur in any calendar month.

The OTHER OPTIONAL RIDERS section is amended as follows:

The Allowable Investment Options table in the Investment Allocation Requirements subsection is amended to include the following:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

Effective January 1, 2009, the Allowable Asset Allocation Models will be changed as follows:

Portfolio Optimization Model E will no longer be an allowable Asset Allocation Model for any optional living benefit rider with a Rider Effective Date on or after January 1, 2009.

Effective January 1, 2009, the Purchasing the Foundation 10 Rider subsection of the Foundation 10 Rider is replaced with the following:

This Rider is no longer available for purchase.

The ADDITIONAL INFORMATION section is amended as follows:

The second paragraph of the Service Arrangements subsection is amended to include the following:

Invesco Aim Advisors, Inc. pays us for each AIM Variable Insurance Funds portfolio (Series II) held by our separate accounts. Van Kampen Funds Inc. pays us for each Van Kampen Life Investment Trust portfolio (Class II) held by our separate accounts.

Supplement dated December 15, 2008 to the Prospectus dated May 1, 2008 for the
Pacific Portfolios for Chase variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2008, as supplemented. The changes in this supplement are effective February 1, 2009, unless otherwise noted below.

Effective January 1, 2009, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income Plus (Single)	0.95%
Flexible Lifetime Income Plus (Joint)	1.10%
Automatic Income Builder	0.95%
Foundation 10	1.35%
Guaranteed Protection Advantage 3 (GPA 3)	0.55%
Guaranteed Protection Advantage 5 (GPA 5)	0.55%

Effective January 1, 2009, all references in the Prospectus to the Annual Credit for the Flexible Lifetime Income Plus Rider (Single) or the Flexible Lifetime Income Plus Rider (Joint) will be changed based on the following:

If your Rider Effective Date is on or after January 1, 2009, the Annual Credit is 5%. If your Rider Effective Date is before January 1, 2009, the Annual Credit will not change and will remain at 7%.

Effective January 1, 2009, all references in the Prospectus to the Withdrawal Percentage for the Automatic Income Builder Rider will be changed based on the following:

If your Rider Effective Date is on or after January 1, 2009, the following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	4.0%
59 1/2 - 69	4.0%
70 - 84	5.0%
85 and older	6.0%

If your Rider Effective Date is before January 1, 2009, the Withdrawal Percentages will not change. The following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 - 69	5.0%
70 - 84	6.0%
85 and older	7.0%

The AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE section is amended as follows:

The first paragraph of the Transferring among Investment Options subsection is replaced with the following:

You can transfer among Investment Options any time, subject to certain limitations, until your Annuity Date without paying any current income tax. Transfers are limited to 25 for each calendar year. Only 2 transfers per month may involve the AIM V.I. PowerShares ETF Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, or Van Kampen Global Tactical Asset Allocation Investment Options. In addition, only 2 transfers into or out of the American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income Investment Options may occur in any calendar month. If you have used all 25 transfers in a calendar year, you may make one additional transfer of all or a portion of your Variable Account Value to the Money Market Investment Option before the start of the next calendar year. You can also make systematic transfers by enrolling in our dollar cost averaging, portfolio rebalancing or earnings sweep programs. Transfers made under these systematic transfer programs or under an asset allocation program established and maintained by us are excluded from the limitation. Some restrictions may apply to transfers to or from any fixed option.

The Total Annual Fund Operating Expenses subection is replaced with the following:

This table shows the minimum and maximum total annual operating expenses paid by the Portfolios that you indirectly pay during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing and/or distribution (12b-1) fees, and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2007, adjusted to reflect anticipated changes in fees and expenses, or for new portfolios, based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. These fees and expenses are described in more detail in each Fund Prospectus.

	Minimum	Maximum

Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.27%	2.37%
Range of total annual portfolios operating expenses after any waivers or expense reimbursements	0.27%	1.54%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Portfolios of their respective Funds which may reduce the Portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row above includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect at least through April 30, 2009. There can be no assurance that expense waivers or reimbursements will be extended beyond their current terms, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding annual operating expenses of that Fund.

You will find more information about the underlying Funds in each underlying Fund prospectus.

The Examples subsection is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2007. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are the SDBR, EEG, Flexible Lifetime Income Plus (Joint), GPA 3 and GIA 5 Riders. The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2007. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,417	$2,913	$4,240	$7,983
Minimum†	$829	$1,156	$1,329	$2,293

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,417	$2,373	$3,970	$7,983
Minimum†	$829	$616	$1,059	$2,293

•	If you did not surrender, nor annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$787	$2,373	$3,970	$7,983
Minimum†	$199	$616	$1,059	$2,293

†	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Prospectus, and see each Fund prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

The YOUR INVESTMENT OPTIONS section is amended as follows:

The Your Variable Investment Options subsection is amended to include the following:

		THE PORTFOLIO’S	PORTFOLIO
PACIFIC SELECT FUND	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
American Funds Asset Allocation	High total return. (Preservation of capital over the long-term is of secondary importance.)	A master fund that invests in equity and fixed income securities of both U.S. and non-U.S. companies and in money market instruments.	Capital Research and Management Company (adviser to the Master Asset Allocation Fund)

AIM VARIABLE		THE PORTFOLIO’S	PORTFOLIO
INSURANCE FUNDS	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
AIM V.I. PowerShares ETF Allocation Fund Series II	Provide total return consistent with a moderate level of risk relative to the broad stock market.	Principally invests in exchange traded funds (ETFs) with the expectation to invest, normally, at least 80% of its assets in portfolios of underlying PowerShares ETFs. The fund’s target allocation is to invest approximately 40% to 70% in underlying funds that invest primarily in equity securities and 30% to 60% in underlying funds that invest primarily in fixed income securities.	Invesco Aim Advisors, Inc.

GE INVESTMENTS		THE PORTFOLIO’S	PORTFOLIO
FUNDS, INC.	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
GE Investments Total Return Fund Class 4	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	Invests primarily in a combination of U.S. and non-U.S. equity securities and investment-grade debt securities.	GE Asset Management Inc.

VAN KAMPEN LIFE		THE PORTFOLIO’S	PORTFOLIO
INVESTMENT TRUST	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Van Kampen Global Tactical Asset Allocation Portfolio Class II*	Seek capital appreciation over time.	Invests primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.	Van Kampen Asset Management

*	For more complete information on the Van Kampen Global Tactical Asset Allocation Portfolio, Class II, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolio. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolio is not complete and may be changed. A registration statement for the shares of the portfolio was filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell shares of the portfolio.

The portfolio manager of the Diversified Bond portfolio is changed to the following:

		THE PORTFOLIO’S	PORTFOLIO
PACIFIC SELECT FUND	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of varying qualities and terms to maturity of both U.S. and non-U.S. companies and derivatives relating to such securities or related indexes.	Western Asset Management Company

The Investment Advisers subsection is amended to include the following:

Invesco Aim Advisors, Inc. is the investment adviser for the AIM Variable Insurance Funds and has retained other affiliated sub-advisers to manage the portfolio.

GE Asset Management Inc. is the investment adviser for the GE Investments Funds, Inc.

Van Kampen Asset Management is the investment adviser for the Van Kampen Life Investment Trust.

The HOW YOUR INVESTMENTS ARE ALLOCATED section is amended as follows:

Group D of the Custom Model subsection is amended to include the following Investment Options:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

The first paragraph of the Transfers and Market-timing Restrictions—Transfers subsection is replaced with the following:

Transfers are allowed 30 days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. Once your Investments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option, except the DCA Plus Fixed Option. Transfers are limited to 25 for each calendar year. Only 2 transfers in any calendar month may involve any of the following Investment Options: AIM V.I. PowerShares ETF Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, or Van Kampen Global Tactical Asset Allocation. In addition, only 2 transfers into or out of the American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income Investment Options may occur in any calendar month.

The OTHER OPTIONAL RIDERS section is amended as follows:

The Allowable Investment Options table in the Investment Allocation Requirements subsection is amended to include the following:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

Effective January 1, 2009, the Allowable Asset Allocation Models will be changed as follows:

Portfolio Optimization Model E will no longer be an allowable Asset Allocation Model for any optional living benefit rider with a Rider Effective Date on or after January 1, 2009.

Effective January 1, 2009, the Purchasing the Foundation 10 Rider subection of the Foundation 10 Rider is replaced with the following:

This Rider is no longer available for purchase.

The ADDITIONAL INFORMATION section is amended as follows:

The second paragraph of the Service Arrangements subsection is amended to include the following:

Invesco Aim Advisors, Inc. pays us for each AIM Variable Insurance Funds portfolio (Series II) held by our separate accounts. Van Kampen Funds Inc. pays us for each Van Kampen Life Investment Trust portfolio (Class II) held by our separate accounts.

Supplement dated December 15, 2008 to the Statement of Additional Information dated May 1, 2008 for the
Pacific Odyssey, Pacific Portfolios, Pacific One, Pacific One Select, Pacific Innovations,
Pacific Innovations Select, Pacific Select Variable Annuity and Pacific Value
variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Statement of Additional Information dated May 1, 2008, as supplemented. The changes in this supplement are effective February 1, 2009, unless otherwise noted below.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Allowable Investment Options table in the Investment Allocation Requirements subsection is amended to include the following:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

Effective January 1, 2009, the Allowable Asset Allocation Models will be changed as follows:

Portfolio Optimization Model E will no longer be an allowable Asset Allocation Model for any optional living benefit rider with a Rider Effective Date on or after January 1, 2009.

Supplement dated December 15, 2008 to the Statement of Additional Information dated May 1, 2008 for the
Pacific Portfolios for Chase variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Statement of Additional Information dated May 1, 2008, as supplemented. The changes in this supplement are effective February 1, 2009, unless otherwise noted below.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Allowable Investment Options table in the Investment Allocation Requirements subsection is amended to include the following:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

Effective January 1, 2009, the Allowable Asset Allocation Models will be changed as follows:

Portfolio Optimization Model E will no longer be an allowable Asset Allocation Model for any optional living benefit rider with a Rider Effective Date on or after January 1, 2009.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2007 and for each of the periods presented which are incorporated by reference from the 2007 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
     Consolidated Statements of Financial Condition
     Consolidated Statements of Operations
     Consolidated Statements of Stockholder’s Equity
     Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]

	(b)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios.[1]

	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[3]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc. (“PSD”)[1]

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker Dealers[25]

4.	(a)	(1) Form of Individual Flexible Premium Variable Accumulation Annuity Contract[2]

(2) Form of Individual Flexible Premium Variable Accumulation Annuity Contract (Form No. 10-1101)[17]

(3) Form of Individual Flexible Premium Variable Accumulation Annuity Contract (Form No. 10-1116)[20]

	(b)	Qualified Plan Loan Endorsement[1]

	(c)	Qualified Pension Plan Rider[1]

	(d)	(1) 403(b) Tax-Sheltered Annuity Rider[12]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156)

	(e)	Section 457 Plan Rider[1]

	(f)	Endorsement for 403(b) Texas Optional Retirement Program (ORP)[1]

	(g)	Individual Retirement Annuity Rider (Form No. 20-18900)[14]

	(h)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[14]

	(i)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[14]

	(j)	Qualified Retirement Plan Rider[12]

	(k)	Guaranteed Minimum Death Benefit Endorsement (Form E-GMDB 398)[3]

	(l)	(1) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB398)[3]

(2) Enhanced Guaranteed Minimum Death Benefit Rider (Form 20-18200)[14]

	(m)	Guaranteed Income Advantage (GIA) Rider (Form No. 23-113499)[5]

	(n)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[9]

	(o)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[11]

	(p)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-17700)[13]

	(q)	Form of Guaranteed Protection Advantage 5 Rider (Form No. 20-19600)[19]

	(r)	(1) Income Access Rider/(Form No. 20-19808)[15]

(2) Form of Income Access Rider (Form No. 20-1104)[19]

(3) Income Access Endorsement (Form No. 15-1122)[23]

(4) Form of Excess Withdrawal Endorsement (Form No. 15-1152C)[30]

	(s)	Form of DCA Plus Fixed Option Rider (Form No. 20-1103)[18]

	(t)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1602)[19]

	(u)	Guaranteed Income Annuity Rider (Form No. 20-1118)[20]

	(v)	(1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[20]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)[23]

(3) Form of Excess Withdrawal Endorsement (Form No. 15-1152E)[31]

	(w)	Stepped-Up Death Benefit Rider (Form No. 20-1117)[20]

	(x)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120)[24]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-1152A)[31]

	(y)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131)[26]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-1152)[30]

	(z)	(1) Form of Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135)[27]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-1152B)[30]
	(aa)	Form of Guaranteed Protection Advantage 3 Rider (Form No. 20-1145)[28]
	(bb)	(1) Form of Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146)[28]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-1152)[30]
	(cc)	Form of Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153)[30]
	(dd)	Form of Guaranteed Withdrawal Benefit Rider (Form No. 20-1154)[30]
	(ee)	Form of Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155)[30]

5.	(a)	(1) Variable Annuity Application. (Form No. 25-12410)[8]

(2) Form of Variable Annuity Application (Form No. 25-1101)[17]

(3) Form of Variable Annuity Application For Pacific Portfolios (Form No. 25-1116)[20]

(4) Form of Variable Annuity Application for Pacific Portfolios for Bank One (Form No. 25-1116)[20]

(5) Form of Variable Annuity Application for Pacific Portfolios (Form No. 25-1116-1)[25]

(6) Form of Variable Annuity Application for Pacific Portfolios for Chase (Form No. 25-1116-1)[25]

	(b)	Variable Annuity PAC APP[1]

	(c)	Application/ Confirmation Form[6]

	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[9]

	(e)	Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 2066-2A)[13]

	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[15]

	(g)	Form of Income Access Rider Request Form (Form No. 2315-A)[15]

	(h)	Form of Portfolio Optimization Rider Request Form (Form No. 2311-5A)[20]

	(i)	Form of Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[22]

	(j)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-6B)[25]

	(k)	Pacific Portfolios for Chase Portfolios Optimization Enrollment/Rider Request Form (Form No. 882-6B)[25]

6.	(a)	Pacific Life’s Articles of Incorporation[3]

	(b)	By-laws of Pacific Life[3]

	(c)	Pacific Life’s Restated Articles of Incorporation[25]

	(d)	By-laws of Pacific Life As Amended September 1, 2005[25]

7.	Form of Reinsurance Agreement[29]

8.	Pacific Select Fund Participation Agreement[10]

	(a)	Pacific Select Fund Participation Agreement[10]

	(b)	Addendum to Pacific Select Fund Participation Agreement (adding the Strategic Value and Focused 30 Portfolios)[10]

	(c)	Addendum to Pacific Select Fund Participation Agreement (adding nine new Portfolios)[10]

	(d)	Addendum to Pacific Select Fund Participation Agreement (adding the Equity Income and Research Portfolios)[12]

	(e)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select
Distributions, Inc., American Funds Insurance Series, American Funds Distributors,
and Capital Research and Management Company[21]

	(f)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[25]

	(g)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[30]

	(h)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[30]

	(i)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[30]

	(j)	Form of AllianceBernstein Investment, Inc. Administrative Services Agreement[30]

	(k)	Form of BlackRock Distributors, Inc. Administrative Services Agreement[30]

	(l)	Form of Franklin Templeton Services, LLC Administrative Services Agreement[30]

	(m)	Form of AIM Variable Insurance Funds Participation Agreement

	(n)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement

	(o)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement

	(p)	Form of GE Investments Funds, Inc. Participation Agreement

	(q)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement

	(r)	Form of Van Kampen Life Investment Trust Participation Agreement

	(s)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement

	(t)	Form of Van Kampen Asset Management Administrative Services Letter Agreement

9.	Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[29]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney[29]

[1]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-97-000794 filed on April 30, 1997 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-99-000659 filed on April 15, 1999 and incorporated by reference.

[5]	Included in Registrant’s Form 497, File No. 33-88460, Accession No. 0001017062-99-001607 filed on September 14, 1999 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000577 filed on February 29, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on April 21, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on December 7, 2000 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-000459 filed on March 2, 2001, and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0000898430-01-503116 filed on October 25, 2001, and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-02-000783 filed on April 30, 2002, and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-02-001397 filed on July 19, 2002 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-02-002150 filed on December 19, 2002 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000466 filed on March 18, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000930 filed on April 25, 2003 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001193125-03-015132 filed on June 30, 2003 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/A, File No. 033-88460, Accession No. 0001193125-03-099259 filed on December 24, 2003 and incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001193125-04-031337 filed on February 27, 2004 and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4/A, File No. 033-88460, Accession No. 0000892569-04-000888 filed on October 15, 2004 and incorporated by reference herein.

[21]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

[22]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-05-000264 filed on April 21, 2005 and incorporated by reference herein.

[23]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-05-000440 filed on June 15, 2005 and incorporated by reference herein.

[24]	Included in Registrant’s Form N-4/A, File No. 033-88460, Accession No. 0000892569-05-000570 filed on August 2, 2005 and incorporated by reference herein.

[25]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006 and incorporated by reference herein.

[26]	Included in Registrant’s Form N-4/A, File No. 033-88460, Accession No. 0000892569-06-001251 filed on October 19, 2006 and incorporated by reference herein.

[27]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-07-000443, filed on April 16, 2007, and incorporated by reference herein.

[28]	Included in Registrant’s Form N-4/A, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

[29]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-08-000618, filed on April 21, 2008, and incorporated by reference herein.

[30]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

[31]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-08-001266, filed on September 11, 2008, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life
James T. Morris	Director, Chairman, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Gerald W. Robinson	Executive Vice President

Denis P. Kalscheur	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.
     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).
PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
Kierland One, LLC	Delaware	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.#	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC +	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.#	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland IV Ltd.	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Investment Capital Partners LLC	Delaware	50
MAPF Holdings LLC	Delaware	23	(approx.)
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisitions (Bermuda) Ltd.	Bermuda	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aviation Services (Bermuda) Ltd.	Bermuda	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
BAHC (Bermuda) One Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100

#	Abbreviated structure

+	A Division of Pacific Life Fund Advisors LLC does business as Pacific Asset Management

Item 27. Number of Contractholders

1) Pacific Portfolios — Approximately	40,347	Qualified
	39,182	Non Qualified
2) Pacific Portfolios for Chase — Approximately	9,744	Qualified
	10,947	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 4th day of December, 2008.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 44 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	December 4, 2008
Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 4, 2008
Sharon A. Cheever*	Director, Senior Vice President and General Counsel	December 4, 2008
Audrey L. Milfs*	Director, Vice President and Secretary	December 4, 2008
Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	December 4, 2008
Brian D. Klemens*	Vice President and Controller	December 4, 2008
Gerald W. Robinson*	Executive Vice President	December 4, 2008

*By:	/s/ SHARON A. CHEEVER	December 4, 2008

Sharon A. Cheever as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 42 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 033-88460, Accession No. 0000892569-08-000618, filed on April 21, 2008, as Exhibit 13.)